Cover Page	Oct. 30, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 30, 2026
Entity Incorporation, State or Country Code	MD
Entity Registrant Name	Federal Realty Investment Trust
Entity File Number	1-07533
Entity Tax Identification Number	87-3916363
Entity Address, Address Line One	909 Rose Avenue, Suite 200
Entity Address, City or Town	North Bethesda,
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20852
City Area Code	301
Local Phone Number	998-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000034903
Amendment Flag	false
Federal Realty OP LP
Entity Information [Line Items]
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Federal Realty OP LP
Entity File Number	333-262016-01
Entity Tax Identification Number	52-0782497
Entity Emerging Growth Company	false
Entity Central Index Key	0001901876
Amendment Flag	false
Common Shares Of Beneficial Interest
Entity Information [Line Items]
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	FRT
Security Exchange Name	NYSE
Depository Shares
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing 1/1000 of a 5.00%
Trading Symbol	FRT-C
Security Exchange Name	NYSE